Group assets and liabilities - measurement - Fair value disclosed (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Total financial instruments carried at amortised cost	$ (7,405)	$ (9,996)
Loans
Financial instruments
Financial assets at amortised cost	12,996
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,891)
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(5,594)
Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(2,015)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(8,901)
Level 2
Financial instruments
Total financial instruments carried at amortised cost	(6,425)
Level 2 | Loans
Financial instruments
Financial assets at amortised cost	1,865
Level 2 | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(6,227)
Level 2 | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(2,015)
Level 2 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(48)
Level 3
Financial instruments
Total financial instruments carried at amortised cost	(1,398)
Level 3 | Loans
Financial instruments
Financial assets at amortised cost	11,646
Level 3 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,957)
Level 3 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(9,087)
Continuing and discontinued operations
Financial instruments
Total financial instruments carried at amortised cost		(10,057)
Continuing and discontinued operations | Loans
Financial instruments
Financial assets at amortised cost		16,884
Continuing and discontinued operations | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost		(4,035)
Continuing and discontinued operations | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost		(9,761)
Continuing and discontinued operations | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost		(4,244)
Continuing and discontinued operations | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost		(8,901)
Continuing and discontinued operations | Level 2
Financial instruments
Total financial instruments carried at amortised cost		(11,762)
Continuing and discontinued operations | Level 2 | Loans
Financial instruments
Financial assets at amortised cost		3,691
Continuing and discontinued operations | Level 2 | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost		(9,994)
Continuing and discontinued operations | Level 2 | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost		(3,857)
Continuing and discontinued operations | Level 2 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost		(1,602)
Continuing and discontinued operations | Level 3
Financial instruments
Total financial instruments carried at amortised cost		2,278
Continuing and discontinued operations | Level 3 | Loans
Financial instruments
Financial assets at amortised cost		13,714
Continuing and discontinued operations | Level 3 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost		(4,021)
Continuing and discontinued operations | Level 3 | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost		(92)
Continuing and discontinued operations | Level 3 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost		(7,323)
UK & Europe Discontinued Operations (M&G Prudential)
Financial instruments
Total financial instruments carried at amortised cost		(61)
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total financial instruments carried at amortised cost	(7,823)	(10,240)
Assets and liabilities at amortised cost for which fair value is disclosed | Loans
Financial instruments
Financial assets at amortised cost	13,511
Assets and liabilities at amortised cost for which fair value is disclosed | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,957)
Assets and liabilities at amortised cost for which fair value is disclosed | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(6,227)
Assets and liabilities at amortised cost for which fair value is disclosed | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(2,015)
Assets and liabilities at amortised cost for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	$ (9,135)
Assets and liabilities at amortised cost for which fair value is disclosed | Continuing and discontinued operations
Financial instruments
Total financial instruments carried at amortised cost		(9,484)
Assets and liabilities at amortised cost for which fair value is disclosed | Continuing and discontinued operations | Loans
Financial instruments
Financial assets at amortised cost		17,405
Assets and liabilities at amortised cost for which fair value is disclosed | Continuing and discontinued operations | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost		(4,021)
Assets and liabilities at amortised cost for which fair value is disclosed | Continuing and discontinued operations | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost		(9,994)
Assets and liabilities at amortised cost for which fair value is disclosed | Continuing and discontinued operations | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost		(3,949)
Assets and liabilities at amortised cost for which fair value is disclosed | Continuing and discontinued operations | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost		(8,925)
Assets and liabilities at amortised cost for which fair value is disclosed | UK & Europe Discontinued Operations (M&G Prudential)
Financial instruments
Total financial instruments carried at amortised cost		$ 756